HIT’s California Impact Investing (Since Inception)
30	11	$518.9M	11.4M	4,352	$2.4B
Projects	Cities Across California	Invested or Allocated	Hours of Union Construction Work	Units of Housing (41% affordable)	Total Economic Impact

City/Project Name	Total Units	Commitment/ Allocation	TDC
Alameda	119	$5,967,100	$6,563,810
Water Edge	119	$5,967,100	$6,563,810
Carmichael	126	$4,748,800	$5,223,680
Carmichael Convalescent Hospital	126	$4,748,800	$5,223,680
Cloverdale	54	$1,543,461	$1,697,807
Cloverdale (Kings Valley)	54	$1,543,461	$1,697,807
Los Angeles	157	$11,457,624	$74,831,613
Destination Crenshaw*	-	$8,000,000	$50,851,200
Kilgore Manor	52	$1,257,700	$1,383,470
Main Street Housing / Umoja	30	$1,016,160	$6,496,943
Rio Vista Village	75	$1,183,764	$16,100,000
Menlo Park	138	$12,195,000	$13,414,500
Glenwood Inn	138	$12,195,000	$13,414,500
Sacramento	350	$22,320,000	$24,552,000
Cottage Park Place	175	$11,160,000	$12,276,000
Gramercy Court	175	$11,160,000	$12,276,000
Salinas	200	$16,820,900	$43,348,674
Gabilan Plaza Phase I & II Apartments	200	$16,820,900	$43,348,674
San Diego	145	$11,664,300	$12,830,730
Woodcrest	145	$11,664,300	$12,830,730
San Francisco	1,949	$352,770,190	$679,950,845
101 Polk (The Civic)	162	$58,084,400	$82,847,679
333 Harrison Apartments	326	$70,001,400	$105,000,000
53 Colton Street	96	$19,058,892	$52,515,971
Alemany Plaza (Ocean View Terrace)	400	$60,000,000	$96,332,885
Arc Light Apartments	94	$32,462,900	$47,948,451
Bernal Gateway	55	$5,406,536	$14,300,000
Heritage Homes	148	$8,831,062	$29,430,729
One Embarcadero South	233	$42,000,000	$46,666,667
Potrero Launch Apartments	196	$2,585,000	$80,400,000
Putnam-Tompkins/Market Heights	46	$2,340,000	$2,574,000
Ventana Residences	193	$52,000,000	$121,934,463
San Jose	974	$74,598,200	$117,438,153
Almaden Lake Village	250	$22,250,000	$24,722,222
Casa del Pueblo Apartments	165	$24,982,000	$62,613,111
Country Club Villa	313	$17,403,200	$19,143,520
Rincon de los Esteros	246	$9,963,000	$10,959,300
San Leandro	140	$4,845,700	$5,330,270
Cherry Blossom Inn I	70	$4,463,700	$4,910,070
Cherry Blossom Inn II	70	$382,000	$420,200
Total	4,352	$518,931,275	$985,182,082

* Project allocated New Markets Tax Credits by HIT subsidiary Building America CDE, Inc.

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and Building America CDE, Inc. project data. Data is current as of March 31, 2022. Economic impact data is in 2021 dollars and all other figures are nominal. the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055. Investors should read the current prospectus carefully before investing.

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